Long-Term Investments (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2018 USD ($)	Feb. 28, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)
Liujiayi Pet Technology (Beijing) Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Business acquisition equity interests rate percentage	5.00%	5.00%
Cash consideration	$ 79,400	¥ 500,000
Shandong Tide Food Co., Ltd. [Member]
Long-Term Investments (Details) [Line Items]
Business acquisition equity interests rate percentage						37.00%	37.00%
Long-term investments						$ 156,200	¥ 1,000,000
Net loss			$ 0	$ 4,903	$ 17,524